Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2019
Lease liabilities and Right of use assets Disclosure Abstract
Disclosure of leases [text block]
10. Right-of-use assets and lease liabilities
Impact of adoption of IFRS 16 Leases
Note 1 explains the changes and new accounting policy introduced on January 1, 2019, resulting from the adoption of the new accounting standard IFRS 16 Leases.
On transition to IFRS 16, the Group elected to apply the practical expedient to not reassess whether a contract is, or contains, a lease at January 1, 2019, the implementation date of IFRS 16. As a result, at the date of implementation, the Group applied IFRS 16 only to contracts that were previously identified as leases under IAS 17 Leases and related interpretations, and the definition of a lease under IFRS 16 was applied only to contracts entered into or changed on or after January 1, 2019.
The impact on retained earnings upon implementation of IFRS 16 was USD 3 million arising from subleases that were accounted for as operating lease agreements under IAS 17 and are accounted for as finance leases under IFRS 16.
The Group has entered into various fixed-term leases, mainly for vehicles and real estate.
The lease liabilities recorded in continuing operations on January 1, 2019, were USD 1.7 billion and the right-of-use assets were USD 1.6 billion.
Reconciliation of lease commitment disclosed on December 31, 2018, and lease liability recorded in continuing operations on January 1, 2019, is as follows:
(USD millions)

Operating lease commitments December 31, 2018 [1]	3 612

Operating lease commitments December 31, 2018 related to discontinued operations	– 222

Operating lease commitments December 31, 2018 related to continuing operations	3 390

Recognition exemption for short-term leases	– 30

Recognition exception for low-value leases	– 12

Lease arrangements with commencement date after December 31, 2018	– 65

Undiscounted future lease payments continuing operations as of January 1, 2019	3 283

Effect of discounting	– 1 547

Lease liabilities recognized as of January 1, 2019 [2]	1 736

[1] As reported in Annual Report 2018 Note 27
[2] The weighted average incremental borrowing rate at January 1, 2019, the date of implementation of IFRS 16 Leases, was 3.5%.
The right-of-use assets of continuing operations at January 1, 2019, by underlying class of asset comprise the following:
(USD millions)	January 1, 2019

Land	536

Buildings	848

Vehicles	147

Machinery and equipment, and other assets	23

Right-of-use assets [1]	1 554

[1] Right-of-use assets were lower than the lease liability at the date of implementation of IFRS 16 by USD 182 million, due to adjustments made for recognition of sublease receivables, prepayments and accrued lease payments and transfers from leased assets recorded in property, plant and equipment at December 31, 2018.

The adoption of IFRS 16 on January 1, 2019 had an impact on the classification of the annual lease expense in the consolidated income statement, the recognition of right-of-use assets and lease liabilities in the balance sheet and the classification of the annual lease payments in the consolidated statement of cash flows.
The adoption of IFRS 16 on January 1, 2019 did not significantly impact the individual lines of the consolidated income statement.
The following table shows the adjustments to the line items of the January 1, 2019, consolidated balance sheet, due to the implementation of IFRS 16:
(USD millions)	January 1, 2019

Assets
Non-current assets
Property, plant and equipment	– 101

Right-of-use assets	1 554

Other non-current assets	74

Total non-current assets	1 527

Total assets	1 527

Equity and liabilities
Equity
Reserves	3

Total equity	3

Liabilities
Non-current liabilities
Financial debts	– 2

Lease liabilities	1 471

Provision and other non-current liabilities	– 212

Total non-current liabilities	1 257

Current liabilities
Financial debts and derivative financial instruments	– 1

Lease liabilities	268

Total current liabilities	267

Total liabilities	1 524

Total equity and liabilities	1 527

As a result of applying the modified retrospective method at the date of implementation of IFRS 16 on January 1, 2019, whereby the right-of-use assets were measured at the amount equal to the lease liabilities, there is no impact to the reported deferred tax assets and deferred tax liabilities on the consolidated balance sheet, as the corresponding deferred tax assets and deferred tax liabilities attributable to the lease liability and right-of-use asset relate to income taxes levied by the same taxation authority within the same legal entity, and were therefore offset.
The adoption of IFRS 16 on January 1, 2019 had no significant impact on the individual lines of the consolidated statement of cash flows, except for the principal portion of the lease payments (USD 0.3 billion for the year ended December 31, 2019) that is recognized as an outflow in the cash flow from financing activities and the interest portion of the lease payment (USD 0.1 billion for the year ended December 31, 2019) is recognized as an outflow in the cash flow from operating activities. Prior to the adoption of IFRS 16, the full amount of the lease payments was recognized as an outflow in the cash flow from operating activities.
Current year disclosures
The following table summarizes the movements of the right-of-use assets of continuing operations:
(USD millions)

Right-of-use assets at January 1, 2019	1 554

Additions	537

Depreciation charge	– 305

Lease contract terminations [1]	– 98

Impact of divestments	– 17

Currency translation effects	6

Total right-of-use assets at December 31, 2019	1 677

No impairments were recorded in the period.
[1] Lease contract terminations also includes modifications to existing leases that result in reductions to the right-of-use assets, and reductions due to sub-leasing.

The right-of-use assets carrying value and depreciation charge of continuing operations at December 31, 2019, are shown below by underlying class of asset:
(USD millions)	December 31, 2019 carrying value	Depreciation charge 2019

Land	537	14

Buildings	990	194

Vehicles	129	87

Machinery and equipment, and other assets	21	10

Total right-of-use assets	1 677	305

The lease liabilities of continuing operations at December 31, 2019, by maturity are as follows:
(USD millions)	Lease liabilities 2019	Lease liabilities undiscounted 2019

Less than one year	246	295

Between one and two years	202	246

Between two and three years	163	202

Between three and four years	138	173

Between four and five years	119	150

After five years	1 081	2 419

Total lease liabilities	1 949	3 485

Less current portion of lease liabilities	– 246	– 295

Non-current portion of lease liabilities	1 703	3 190

At January 1, 2019 and December 31, 2019, there were no material future cash outflows, including extension options, excluded from the measurement of lease liabilities. The Group’s most material lease with a lease term extension, representing a lease liability value of USD 0.6 billion, has a determined lease term end date of 2071.
In 2019, the Group completed sale and leaseback transactions for certain property, plant and equipment as part of its plans to consolidate sites. Transactions resulted in net cash inflows of USD 0.7 billion and the recognition of USD 96 million of lease liabilities, and USD 37 million of right-of-use assets. The right-of-use assets value reflects the proportion of the property, plant and equipment retained for a period of one to five years, with two five-year extension periods for certain right-of-use assets. The liabilities reflect the net present value of future lease payments. The net gain on the sale and leaseback transactions amounted to USD 478 million.
The following table provides additional disclosures related to right-of-use assets and lease liabilities of continuing operations:
(USD millions)	2019

Interest expense on lease liabilities [1]	66

Expense on short-term leases	7

Expense on low-value leases	8

Total cash outflows for leases	339

Thereof:

Cash outflows for short-term leases and low-value leases [2]	15

Payments of interest [3]	51

Payments of lease liabilities [4]	273

[1] The weighted average interest rate is 3.9%.
[2] Cash flows from short-term and low-value leases are included within total net cash flows from operating activities. The portfolio of short-term leases to which the Group is committed to at December 31, 2019, is similar to the portfolio of short-term leases the Group entered into during 2019.

[3] Included within total net cash flows from operating activities.
[4] Reported as cash outflows used in financing activities net of lease incentives received of USD 33 million.
The net investment held and the income from subleasing right-of-use assets was not significant.
Note 30 provides additional disclosures on discontinued operations.